Document and Entity Information - USD ($)	3 Months Ended
	Nov. 30, 2015	Nov. 23, 2015	Feb. 28, 2015
Document and Entity Information:
Entity Registrant Name	SAUER ENERGY, INC.
Document Type	S-1
Document Period End Date	Nov. 30, 2015
Amendment Flag	true
Entity Central Index Key	0001446152
Current Fiscal Year End Date	--08-31
Entity Common Stock, Shares Outstanding		168,833,480
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Entity Public Float			$ 4,292,836
Amendment Description	Number 1